Employee Benefit Plans - Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ (494)	$ (506)
Defined Benefit Plan, Plan Assets, Amount	1,269	1,444	$ 1,722
U.S. Pension Benefits | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	39	53
U.S. Pension Benefits | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	1,010	1,119
U.S. Pension Benefits | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Equity Securities, Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	1
U.S. Pension Benefits | Equity Securities, Common Stock [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Equity Securities, Common Stock [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	1
U.S. Pension Benefits | Equity Securities, Common Stock [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	247	223
U.S. Pension Benefits | Government Debt Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Government Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	247	223
U.S. Pension Benefits | Government Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	761	895
U.S. Pension Benefits | Corporate Debt Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Corporate Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	761	895
U.S. Pension Benefits | Corporate Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	13	24
U.S. Pension Benefits | Money Market Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	2	0
U.S. Pension Benefits | Money Market Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Common and Commingled Trusts, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Common and Commingled Trusts, Equities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Common and Commingled Trusts, Equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Common and Commingled Trusts, Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Common and Commingled Trusts, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	174	207
U.S. Pension Benefits | Common and Commingled Trusts, Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Common and Commingled Trusts, Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Common and Commingled Trusts, Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Common and Commingled Trusts, Short Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	27	31
U.S. Pension Benefits | Common and Commingled Trusts, Short Term Investments [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Common and Commingled Trusts, Short Term Investments [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Common and Commingled Trusts, Short Term Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Common and Commingled Trusts, Balanced [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Common and Commingled Trusts, Balanced [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Common and Commingled Trusts, Balanced [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Common and Commingled Trusts, Balanced [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Partnership And Joint Venture Interests, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	4	5
U.S. Pension Benefits | Partnership And Joint Venture Interests, Real Estate [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Partnership And Joint Venture Interests, Real Estate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Partnership And Joint Venture Interests, Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Partnership And Joint Venture Interests, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	4	5
U.S. Pension Benefits | Partnership And Joint Venture Interests, Other [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Partnership And Joint Venture Interests, Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Partnership And Joint Venture Interests, Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	39	53
U.S. Pension Benefits | Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	39	53
U.S. Pension Benefits | Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Hedge Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Hedge Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Hedge Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Insurance Products [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Insurance Products [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Insurance Products [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Insurance Products [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Real Estate And Other [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Real Estate And Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Real Estate And Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	220	272
U.S. Pension Benefits | Not Subject to Leveling [Member] | Equity Securities, Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Not Subject to Leveling [Member] | Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Not Subject to Leveling [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Not Subject to Leveling [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	11	24
U.S. Pension Benefits | Not Subject to Leveling [Member] | Common and Commingled Trusts, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Not Subject to Leveling [Member] | Common and Commingled Trusts, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	174	207
U.S. Pension Benefits | Not Subject to Leveling [Member] | Common and Commingled Trusts, Short Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	27	31
U.S. Pension Benefits | Not Subject to Leveling [Member] | Common and Commingled Trusts, Balanced [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Not Subject to Leveling [Member] | Partnership And Joint Venture Interests, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	4	5
U.S. Pension Benefits | Not Subject to Leveling [Member] | Partnership And Joint Venture Interests, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	4	5
U.S. Pension Benefits | Not Subject to Leveling [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Not Subject to Leveling [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Not Subject to Leveling [Member] | Insurance Products [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
U.S. Pension Benefits | Not Subject to Leveling [Member] | Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	(139)	(187)
Defined Benefit Plan, Plan Assets, Amount	953	1,086	978
Foreign Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	44	56
Foreign Plan [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	109	199
Foreign Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	129	131	$ 124
Foreign Plan [Member] | Equity Securities, Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	44	56
Foreign Plan [Member] | Equity Securities, Common Stock [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	44	56
Foreign Plan [Member] | Equity Securities, Common Stock [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Equity Securities, Common Stock [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	49
Foreign Plan [Member] | Government Debt Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Government Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	49
Foreign Plan [Member] | Government Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	100	141
Foreign Plan [Member] | Corporate Debt Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Corporate Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	100	139
Foreign Plan [Member] | Corporate Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	2
Foreign Plan [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	8	15
Foreign Plan [Member] | Money Market Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	8	10
Foreign Plan [Member] | Money Market Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Common and Commingled Trusts, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	150	182
Foreign Plan [Member] | Common and Commingled Trusts, Equities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Common and Commingled Trusts, Equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Common and Commingled Trusts, Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Common and Commingled Trusts, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	405	421
Foreign Plan [Member] | Common and Commingled Trusts, Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Common and Commingled Trusts, Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Common and Commingled Trusts, Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Common and Commingled Trusts, Short Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	40	24
Foreign Plan [Member] | Common and Commingled Trusts, Short Term Investments [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Common and Commingled Trusts, Short Term Investments [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Common and Commingled Trusts, Short Term Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Common and Commingled Trusts, Balanced [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	76	68
Foreign Plan [Member] | Common and Commingled Trusts, Balanced [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Common and Commingled Trusts, Balanced [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Common and Commingled Trusts, Balanced [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Partnership And Joint Venture Interests, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Partnership And Joint Venture Interests, Real Estate [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Partnership And Joint Venture Interests, Real Estate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Partnership And Joint Venture Interests, Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Partnership And Joint Venture Interests, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Partnership And Joint Venture Interests, Other [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Partnership And Joint Venture Interests, Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Partnership And Joint Venture Interests, Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Hedge Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Hedge Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Hedge Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Insurance Products [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	1	1
Foreign Plan [Member] | Insurance Products [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Insurance Products [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	1	1
Foreign Plan [Member] | Insurance Products [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	129	129
Foreign Plan [Member] | Real Estate And Other [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Real Estate And Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Real Estate And Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	129	129
Foreign Plan [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	671	700
Foreign Plan [Member] | Not Subject to Leveling [Member] | Equity Securities, Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Not Subject to Leveling [Member] | Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Not Subject to Leveling [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Not Subject to Leveling [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	5
Foreign Plan [Member] | Not Subject to Leveling [Member] | Common and Commingled Trusts, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	150	182
Foreign Plan [Member] | Not Subject to Leveling [Member] | Common and Commingled Trusts, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	405	421
Foreign Plan [Member] | Not Subject to Leveling [Member] | Common and Commingled Trusts, Short Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	40	24
Foreign Plan [Member] | Not Subject to Leveling [Member] | Common and Commingled Trusts, Balanced [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	76	68
Foreign Plan [Member] | Not Subject to Leveling [Member] | Partnership And Joint Venture Interests, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Not Subject to Leveling [Member] | Partnership And Joint Venture Interests, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Not Subject to Leveling [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Not Subject to Leveling [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Not Subject to Leveling [Member] | Insurance Products [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0
Foreign Plan [Member] | Not Subject to Leveling [Member] | Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 0	$ 0